Subsequent Events (Details) - USD ($)	1 Months Ended			6 Months Ended
	Mar. 28, 2022	Nov. 22, 2021	Oct. 20, 2021	Mar. 31, 2022	May 17, 2022	Mar. 18, 2022	Feb. 22, 2022	Dec. 31, 2021	Jun. 26, 2020
Subsequent Events (Details) [Line Items]
Letter agreement, description		Craig Marshak, a member of the Board of Directors of Nukkleus, is a managing director of ClearThink, a transaction advisory firm. ClearThink has been engaged by Nukkleus to serve as the exclusive transactional financial advisor, and finder with respect to the Business Combination, to advise Nukkleus with respect to the Business Combination. As of the date of this annual report re-issuance Nukkleus has paid ClearThink $140,000 and upon closing of the Business Combination Nukkleus is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of the date of this annual report re-issuance.
Purchase price rate				96.00%
Price per share (in Dollars per share)				$ 1					$ 10
Common stock amount				$ 750,000
White lion agreement, description				(i) the number of shares of the Company’s common stock which would result in beneficial ownership by White Lion of more than 4.99% of the outstanding shares of the Company’s common stock, (ii) the number of shares of the Company’s common stock equal to 30% of the average daily trading volume of the Company’s common stock over the five consecutive trading days immediately following the notice date, or (iii) the number of the Company’s common stock obtained by dividing $1,500,000 by the closing sale price of the Company’s common stock on the notice date.
Deposit	$ 736,000
Deposit returned	$ 101,406					$ 101,406
Aggregate shares (in Shares)	633,792
Brilliant [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)				$ 0.16
Deposit				$ 634,594
Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares (in Shares)	633,792
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Deposit	$ 736,000
Deposit returned	$ 101,406
Aggregate shares (in Shares)	633,792
Subsequent Event [Member] | Brilliant [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)	$ 0.16
Deposit	$ 634,594
Subsequent Event [Member] | Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares (in Shares)	633,792
Subsequent Event [Member] | Brilliant Acquisition Corp [Member] | Nukkleus [Member]
Subsequent Events (Details) [Line Items]
Percentage of ordinary shares							66.00%
Subsequent Event [Member] | Brilliant Acquisition Corp [Member] | Brilliant [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)						$ 0.16
Percentage of ordinary shares							34.00%
Deposit						$ 634,594
Forecast [Member]
Subsequent Events (Details) [Line Items]
Purchase shares of common stock amount					$ 75,000,000
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)				$ 0.46				$ 0.3
Sponsor [Member] | Subsequent Event [Member] | Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Deposit						$ 736,000
Deposit returned	$ 101,406
Jacobi agreement [Member]
Subsequent Events (Details) [Line Items]
Acquire to issued and outstanding percentage			5.00%
Consideration of shares (in Shares)			20,000,000
Jacobi agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Acquire to issued and outstanding percentage			5.00%
Consideration of shares (in Shares)			20,000,000